Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 01, 2020
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 24, 2019
Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2019
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A